G. Stockholders' Equity (Deficit)	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
G. Stockholders' Equity (Deficit)

Basis of Presentation

Preferred Stock

The Certificate of Incorporation of the Company authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $0.01 per share, of which 1,250,000 shares are designated Series A Convertible Preferred Stock and 1,600,000 shares are designated Series B Convertible Preferred Stock and 5,000 shares are designated Series C Convertible Preferred Stock (the "Series C Stock"). The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

There are no shares of Series A Convertible Preferred Stock issued or outstanding. As of September 30, 2016 and 2015, zero and 526,080 shares of Series B Stock were outstanding, respectively. The decrease in Series B shares outstanding is due to the conversion of the remaining shares into common shares in June 2016. As of September 30, 2016 and 2015, 4,500 and zero shares of Series C Stock were outstanding, respectively.

With respect to dividend rights and rights upon liquidation, winding up and dissolution, the Series B Stock ranks pari passu with the common stock. Subject to any rights of senior stock, holders of Series B Stock are entitled to receive dividends or distributions as, when and if declared by the Board of Directors. In the event the Board of Directors declares a dividend or distribution with respect to the outstanding common stock, the holders of Series B Stock are entitled to receive the amount of dividends per share in the same form payable on the common stock based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock. In the event of a liquidation, winding up or dissolution of the Company, subject to any rights of senior stock, the holders of Series B Stock are entitled to receive, pari passu with the holders of the common stock, the assets of the Company based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock.

Each share of Series B Stock is convertible into one share of common stock. The Series B Stock can be converted into common stock at any time upon the election of the holders of the Series B Stock except to the extent such conversion would result in the holders of Series B Stock owning in the aggregate more than 9.99% of the outstanding common stock.

The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect.

The Series C Stock is non-voting stock.  Each share of Series C Stock is convertible into 4,545 shares of our common stock except to the extent such conversion would result in such holder of Series C Stock, and its affiliates, owning in the aggregate more than 9.99% of the outstanding common stock.  Dividends on the Series C Stock are due whenever dividends are due on the Company's common stock on an as-if-converted basis, but shall be subordinate to any dividends due to holders of the Company's Series B Stock as a result of such common stock dividends. The Series C Stock shall also be junior to the Series B Stock in the event of liquidation of the Company.

On December 10, 2015, the Company entered into securities purchase agreements with certain accredited investors to sell and issue (i) 4,500 preferred stock units issued to existing investors, Biotechnology Value Fund, L.P. and other affiliates of BVF Partners, L.P., for an aggregate purchase price of $4.5 million, and (ii) an aggregate of 10,215,275 common units issued at purchase price of $0.22 per unit, resulting in aggregate gross proceeds to the Company of approximately $6.75 million. The preferred units collectively consist of (i) 4,500 shares of Series C Convertible Preferred Stock of the Company that are collectively convertible into an aggregate of 20,454,546 common shares and (ii) warrants to purchase an aggregate of 20,454,546 Common Shares, in each case subject to adjustment. The warrants have an initial exercise price of $0.22 per share. The warrants may not be exercised until after 90 days following the date of issuance. The Series C Stock and warrants contain provisions restricting the conversion or exercise of such securities in circumstances where such event would result in the holder and its affiliates to beneficially own in excess of 9.99% of the Company’s outstanding common stock.

The fair value of the December 10, 2015 financing warrants issued was estimated to be $4,476,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 109.74%, risk free interest rate of 1.67%, and an expected life equal to the five year contractual term. The proceeds from the December 10, 2015 financing were allocated based upon the relative fair values of the warrants and preferred shares issued in the transaction.

The allocation of the proceeds based on relative fair values of the instruments resulted in recognition of a discount on the Series C Preferred Stock of $2,486,000 from a beneficial conversion feature, which is being amortized from the date of issuance to the earliest redemption date of 90 days post issuance. For the nine months ended June 30, 2016 the Company recognized $2,486,000 of amortization of the discount on Series C Preferred Stock as deemed dividends charged to additional paid in capital. The value of the beneficial conversion feature is calculated as the difference between the effective conversion price of the Series C Preferred Stock and the fair market value of the common stock into which the Series C Preferred Stock are convertible at the commitment date.

Common Stock

On December 10, 2015, the Company entered into securities purchase agreements with certain accredited investors to sell and issue (i) an aggregate of 10,215,275 common units issued at a purchase price of $0.22 per unit. Each common unit consists of one share of the Company’s common stock and a five year warrant to purchase one share of the Company’s common stock, subject to adjustment. The warrants may not be exercised until after 90 days following the date of issuance. The warrants contain provisions restricting the conversion or exercise of such securities in circumstances where such event would result in the holder and its affiliates to beneficially own in excess of 9.99% of the Company’s outstanding common stock.

On September 29, 2015, the Company received funding in the form of convertible promissory notes (the “BVF Notes”) from Biotechnology Value Fund, L.P. and certain other affiliates of BVF Partners, L.P. The BVF Notes have an aggregate principal balance of $1,000,000, accrue interest at a rate of 6% per annum and have a scheduled maturity date of September 28, 2016. The outstanding principal and accrued interest on the BVF Notes will automatically convert into Company equity securities, provided a Qualified Financing of not less than $4,000,000 occurs.

On December 11, 2015, following the completion of a Qualified Financing described above, the principal and accrued interest amounts under the BVF Notes were converted into 5,414,402 shares of the Company’s common stock and warrants to purchase an additional 5,414,402 shares of the Company’s common stock at an exercise price per share of $0.22 subject to adjustment. As a result, the BVF Notes were no longer outstanding as of that date.

Warrants

As of September 30, 2016, warrants to purchase an aggregate of 52,947,877 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2016 were as follows:

Number of Shares	Exercise Price	Expiration Date
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
50,000	$0.26	June 2017
140,000	$0.35	October 2017
12,205,000	$0.25	February 2018
1,242,000	$0.25	March 2018
50,000	$0.49	January 2020
37,298,250	$0.22	December 2020
52,947,877

As of September 30, 2015, warrants to purchase an aggregate of 15,949,627 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2015 were as follows:

Number of Shares	Exercise Price	Expiration Date
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
50,000	$0.26	June 2017
140,000	$0.35	October 2017
12,205,000	$0.25	February 2018
1,242,000	$0.25	March 2018
50,000	$0.49	January 2020
15,949,627

As of September 30, 2015, one warrant with an exercise price of $0.01 to purchase an aggregate of 896,037 shares of preferred stock was outstanding.

Below is a summary of warrant activity for the last two fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2014	16,925,664	$0.27	3.1 years	$215,048
Granted	50,000	$0.49		$-
Exercised	(80,000)	$0.25		$10,975
Cancelled	(50,000)	$0.38		$-
Forfeited	-	$-		$—
Outstanding at 9/30/2015	16,845,664	$0.27	2.2 years	$206,626
Granted	37,298,250	$0.22		$1,864,913
Exercised	—	$—		$—
Cancelled	(1,196,037)	$0.34		$156,000
Forfeited	—	$—		$—
Outstanding at 9/30/2016	52,947,877	$0.23	3.3 years	$—
Exercisable at 9/30/2016	52,947,877	$0.23	3.3 years	$—